Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
Note: In accordance with an instruction to the SEC regulation under which this Pay Versus Performance information is provided (Regulation S-K, Item 407(v)), this Pay Versus Performance information shall not be deemed to be incorporated by reference into any filing under the Securities Act of 1933, as amended, or the Securities Exchange Act of 1934, as amended. Specifically, this Pay Versus Performance information is not included in the executive compensation information incorporated by reference into Part III of the Company’s Annual Report on Form 10-K.
The Pay Versus Performance table below compares the total compensation amounts shown in the “Executive Compensation—2023 Summary Compensation Table” above to compensation “actually paid” to each of Dr. Low and Ms. Puma, both of whom served as our CEO and principal executive officer (a “PEO”) in 2023 and to an average of our NEOs in this proxy statement, excluding Dr. Low and Ms. Puma. The “actually paid” amounts in the Pay Versus Performance table reflect a re-valuation of equity awards granted to our PEOs and other NEOs. SEC regulations instruct us to back out the grant date fair value of equity awards that is used in the Summary Compensation Table and replace it with values for unvested equity awards at each year end and values for shares on each vest date. The “actually paid” amounts also reflect the achievement of specific operational goals on the PRSUs granted to executives, which, in 2021, 2022 and 2023 increased the number of shares subject to those PRSUs. Accordingly, the “actually paid” compensation is an alternative way of calculating the value for executive equity awards that uses the stock price at year end for unvested grants and at vest dates for those that vest in the year, instead of the stock price at grant for only those awards newly granted in the year. For employees that have served for more than the current year, the “actually paid” values will almost always be higher because they include values for all prior grants, not just the current year. The Summary Compensation Table already incorporates the value of the cash incentive paid for each year, so that performance-related compensation component is unchanged in the “actually paid” amounts in the table.
In the table below, Ms. Puma is referred to as “PEO #1” and Dr. Low as “PEO #2.”
							Value of Initial Fixed $100 Investment made on December 31, 2019, based on:
Year (a) (1)	Summary Compensation Table Total for PEO #1 (b)	Compensation Actually Paid (“CAP”) to PEO #1 (c) (2)	Summary Compensation Table Total for PEO#2 (b)	Compensation Actually Paid (“CAP”) to PEO #2 (c) (3)	Average Summary Compensation Table Total for Non-PEO NEOs (d)	Average CAP to Non-PEO NEOs (e) (4)	Total Shareholder Return (f)	Peer Group Total Shareholder Return (g) (4)	Net Income (h)	Revenues (i)
2023	$2,959,252	$9,858,734	$4,135,438	$6,510,602	$1,258,904	$2,141,924	$538.13	$225.75	$246,263,000	$1,130,604,000
2022	$4,163,294	$5,700,318	$1,461,805	$1,751,594	$1,463,285	$1,728,963	$329.34	$137.05	$183,100,000	$920,000,000
2021	$4,078,644	$11,982,293	$1,423,579	$3,663,680	$1,405,289	$3,648,869	$309.38	$213.35	$98,650,000	$662,428,000
2020	$3,825,614	$4,708,025	$1,307,974	$1,582,284	$1,356,639	$1,620,922	$120.83	$151.14	$49,982,000	$474,560,000

(1)
During 2023, each of Mary G. Puma and Russell J. Low served for a portion of the year as Axcelis’ President and Chief Executive Officer. During 2022, 2021 and 2020, Ms. Puma served as our President and CEO. In these tables, Ms. Puma is referred to as “PEO #1” and Dr. Low is referred as “PEO #2.” During 2023, our remaining NEOs consisted of James G. Coogan, Kevin J. Brewer, Lynnette C. Fallon, Gregory F. Redinbo and Gerald M. Blumenstock. During 2022, 2021 and 2020, the non-CEO NEOs consisted of Kevin J. Brewer, Russell J. Low , Lynnette C. Fallon and Douglas A. Lawson.

(2)
In accordance with SEC rules, the following adjustments were made to the PEO #1’s (Ms. Puma’s) total compensation for each year to determine CAP:

	Footnote (2)—Table 1
(a)	Reported Summary Compensation Table Total for PEO #1 (b)	Reported Value of Equity Awards (c) (i)	Equity Award Adjustments (d) (ii)	Compensation Actually Paid to PEO #1 (e)
2023	$2,959,252	$(1,538,184)	$8,437,665	$9,858,734
2022	$4,163,294	$(2,368,862)	$3,905,886	$5,700,318
2021	$4,078,644	$(2,224,270)	$10,127,919	$11,982,293
2020	$3,825,614	$(2,049,909)	$2,932,320	$4,708,025

(i)
The grant date fair value of equity awards in column (c) of Footnote (2)—Table 1 represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(ii)
The equity award adjustments in column (d) of Footnote (2)—Table 1 include the addition (or subtraction, as applicable) of the following: (1) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (2) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; and (3) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value. The amounts deducted or added in calculating the equity award adjustments are as follows:

	Footnote (2)— Table 2
Year (a)	Year End Fair Value of Equity Awards Granted in the Year (b)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards at Year End (c)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year (d)	Total Equity Award Adjustments (e)
2023	$2,104,129	$2,787,869	$3,545,667	$8,437,665
2022	$4,423,973	$369,846	$(887,933)	$3,905,886
2021	$5,432,442	$3,879,395	$816,083	$10,127,919
2020	$2,537,983	$410,556	$(16,218)	$2,932,320

(3)
In accordance with SEC rules, the following adjustments were made to the PEO #2’s (Dr. Low’s) total compensation for each year to determine CAP:

	Footnote (3)—Table 1
(a)	Reported Summary Compensation Table Total for PEO #2 (b)	Reported Value of Equity Awards (c) (i)	Equity Award Adjustments (d) (ii)	Compensation Actually Paid to PEO #2 (e)
2023	$4,135,438	$(3,076,368)	$5,451,531	$6,510,602
2022	$1,461,805	$(663,254)	$953,044	$1,751,594
2021	$1,423,579	$(622,771)	$2,862,872	$3,663,680
2020	$1,307,974	$(593,410)	$867,720	$1,582,284

(i)
The grant date fair value of equity awards in column (c) of Footnote (1)—Table 1 represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(ii)
The equity award adjustments in column (d) of Footnote (3)—Table 1 include the addition (or subtraction, as applicable) of the following: (1) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (2) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; and (3) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value. None of the years shown had any (A) awards granted and vested in same applicable year; (B) awards granted in prior years that were determined to fail to meet the applicable vesting conditions during the applicable year; or (C) dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

	Footnote (3)—Table 2
Year (a)	Year End Fair Value of Equity Awards Granted in the Year (b)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards at Year End (c)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year (d)	Total Equity Award Adjustments (e)
2023	$3,662,744	$785,807	$1,002,980	$5,451,531
2022	$1,097,108	$105,066	$(249,130)	$953,044
2021	$1,521,024	$1,108,418	$233,430	$2,862,872
2020	$734,698	$115,682	$17,340	$867,720

(4)
In accordance with SEC rules, the following adjustments were made to average total compensation for the NEOs as a group (excluding Ms. Puma in all years, and excluding Dr. Low in 2023) for each year to determine CAP, using the same methodology described above in Footnote 1:

	Footnote (4)—Table 1
(a)	Average Reported Summary Compensation Table Total for Non-PEO NEOs (b)	Average Reported Value of Equity Awards (c) (i)	Average Equity Award Adjustments (d) (ii)	Average Compensation Actually Paid to Non-PEO NEOs (e)
2023	$1,258,904	$(673,331)	$1,556,352	$2,141,924
2022	$1,463,285	$(639,377)	$905,055	$1,728,963
2021	$1,405,289	$(600,314)	$2,843,894	$3,648,869
2020	$1,356,639	$(600,125)	$864,408	$1,620,922

(i)
The grant date fair value of equity awards in column (c) of Footnote (4)—Table 1 represents the average of the total of the amounts reported in the “Stock Awards” and “Option Awards” columns for each non-PEO NEO in the Summary Compensation Table for the applicable year.

(ii)
The amounts deducted or added in calculating the average equity award adjustments are as follows:

	Footnote (4)—Table 2
Year (a)	Average Year End Fair Value of Equity Awards Granted in the Year (b)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards at Year End (c)	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year (d)	Total Average Equity Award Adjustments (e)
2023	$677,608	$292,321	$586,423	$1,556,352
2022	$1,057,612	$103,466	$(256,024)	$905,055
2021	$1,466,176	$1,138,403	$239,315	$2,843,894
2020	$743,011	$120,704	$693	$864,408

(5)
The Peer Group used in this chart is the Philadelphia Semiconductor Index (SOXX) which is also used in the Company’s stock performance graph provided under Item 201(e) of Regulation S-K in our annual report to stockholders.

In each of the four years shown in the Pay Versus Performance table, the compensation “actually paid” (“CAP”) to our PEOs and average CAP to our other NEOs is higher than the amounts shown in the Summary Compensation Table, primarily due to the fact that the price of the common stock generally increased after the applicable equity award grant dates, other than for certain awards granted in 2023 and valued at year end 2023. Accordingly, the value of our equity awards at vest and the value of unvested awards was generally higher than the value at grant shown in the Summary Compensation Table. This stock price increase is aligned with increases in Axcelis’ net income and revenue, as shown in the Pay Versus Performance table. This strong performance is also seen in the outperformance of our cumulative shareholder return to that of the SOXX Index in 2021, 2022 and 2023.
Our stock price increased by more than 500% from year end 2019 to year end 2023. This stock price increase reflected a 138% increase in our revenues from 2020 to 2023, a 393% increase in our net income from 2020 to 2023. Our 2023 revenues and net income increased by 23% and 34%, respectively, from 2022. In line with this strong financial performance and stock price increase, the CAP for each of Ms. Puma and Dr. Low for the four years shown represents more than 100% of their total compensation in the Summary Compensation Table. The same is true with respect to the average non-PEO NEO CAP for each of the four years shown. Accordingly, the above-target compensation in these four years, calculated as CAP per SEC regulation, is reflective of robust growth in revenues, net income, and stock price over the period.

Company Selected Measure Name	Revenues
Named Executive Officers, Footnote
(1)
During 2023, each of Mary G. Puma and Russell J. Low served for a portion of the year as Axcelis’ President and Chief Executive Officer. During 2022, 2021 and 2020, Ms. Puma served as our President and CEO. In these tables, Ms. Puma is referred to as “PEO #1” and Dr. Low is referred as “PEO #2.” During 2023, our remaining NEOs consisted of James G. Coogan, Kevin J. Brewer, Lynnette C. Fallon, Gregory F. Redinbo and Gerald M. Blumenstock. During 2022, 2021 and 2020, the non-CEO NEOs consisted of Kevin J. Brewer, Russell J. Low , Lynnette C. Fallon and Douglas A. Lawson.

Peer Group Issuers, Footnote
(5)
The Peer Group used in this chart is the Philadelphia Semiconductor Index (SOXX) which is also used in the Company’s stock performance graph provided under Item 201(e) of Regulation S-K in our annual report to stockholders.

Adjustment To PEO Compensation, Footnote
(2)
In accordance with SEC rules, the following adjustments were made to the PEO #1’s (Ms. Puma’s) total compensation for each year to determine CAP:

	Footnote (2)—Table 1
(a)	Reported Summary Compensation Table Total for PEO #1 (b)	Reported Value of Equity Awards (c) (i)	Equity Award Adjustments (d) (ii)	Compensation Actually Paid to PEO #1 (e)
2023	$2,959,252	$(1,538,184)	$8,437,665	$9,858,734
2022	$4,163,294	$(2,368,862)	$3,905,886	$5,700,318
2021	$4,078,644	$(2,224,270)	$10,127,919	$11,982,293
2020	$3,825,614	$(2,049,909)	$2,932,320	$4,708,025

(i)
The grant date fair value of equity awards in column (c) of Footnote (2)—Table 1 represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(ii)
The equity award adjustments in column (d) of Footnote (2)—Table 1 include the addition (or subtraction, as applicable) of the following: (1) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (2) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; and (3) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value. The amounts deducted or added in calculating the equity award adjustments are as follows:

	Footnote (2)— Table 2
Year (a)	Year End Fair Value of Equity Awards Granted in the Year (b)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards at Year End (c)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year (d)	Total Equity Award Adjustments (e)
2023	$2,104,129	$2,787,869	$3,545,667	$8,437,665
2022	$4,423,973	$369,846	$(887,933)	$3,905,886
2021	$5,432,442	$3,879,395	$816,083	$10,127,919
2020	$2,537,983	$410,556	$(16,218)	$2,932,320

(3)
In accordance with SEC rules, the following adjustments were made to the PEO #2’s (Dr. Low’s) total compensation for each year to determine CAP:

	Footnote (3)—Table 1
(a)	Reported Summary Compensation Table Total for PEO #2 (b)	Reported Value of Equity Awards (c) (i)	Equity Award Adjustments (d) (ii)	Compensation Actually Paid to PEO #2 (e)
2023	$4,135,438	$(3,076,368)	$5,451,531	$6,510,602
2022	$1,461,805	$(663,254)	$953,044	$1,751,594
2021	$1,423,579	$(622,771)	$2,862,872	$3,663,680
2020	$1,307,974	$(593,410)	$867,720	$1,582,284

(i)
The grant date fair value of equity awards in column (c) of Footnote (1)—Table 1 represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(ii)
The equity award adjustments in column (d) of Footnote (3)—Table 1 include the addition (or subtraction, as applicable) of the following: (1) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (2) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; and (3) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value. None of the years shown had any (A) awards granted and vested in same applicable year; (B) awards granted in prior years that were determined to fail to meet the applicable vesting conditions during the applicable year; or (C) dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

	Footnote (3)—Table 2
Year (a)	Year End Fair Value of Equity Awards Granted in the Year (b)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards at Year End (c)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year (d)	Total Equity Award Adjustments (e)
2023	$3,662,744	$785,807	$1,002,980	$5,451,531
2022	$1,097,108	$105,066	$(249,130)	$953,044
2021	$1,521,024	$1,108,418	$233,430	$2,862,872
2020	$734,698	$115,682	$17,340	$867,720

Non-PEO NEO Average Total Compensation Amount	$ 1,258,904	$ 1,463,285	$ 1,405,289	$ 1,356,639
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,141,924	1,728,963	3,648,869	1,620,922
Adjustment to Non-PEO NEO Compensation Footnote
(4)
In accordance with SEC rules, the following adjustments were made to average total compensation for the NEOs as a group (excluding Ms. Puma in all years, and excluding Dr. Low in 2023) for each year to determine CAP, using the same methodology described above in Footnote 1:

	Footnote (4)—Table 1
(a)	Average Reported Summary Compensation Table Total for Non-PEO NEOs (b)	Average Reported Value of Equity Awards (c) (i)	Average Equity Award Adjustments (d) (ii)	Average Compensation Actually Paid to Non-PEO NEOs (e)
2023	$1,258,904	$(673,331)	$1,556,352	$2,141,924
2022	$1,463,285	$(639,377)	$905,055	$1,728,963
2021	$1,405,289	$(600,314)	$2,843,894	$3,648,869
2020	$1,356,639	$(600,125)	$864,408	$1,620,922

(i)
The grant date fair value of equity awards in column (c) of Footnote (4)—Table 1 represents the average of the total of the amounts reported in the “Stock Awards” and “Option Awards” columns for each non-PEO NEO in the Summary Compensation Table for the applicable year.

(ii)
The amounts deducted or added in calculating the average equity award adjustments are as follows:

	Footnote (4)—Table 2
Year (a)	Average Year End Fair Value of Equity Awards Granted in the Year (b)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards at Year End (c)	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year (d)	Total Average Equity Award Adjustments (e)
2023	$677,608	$292,321	$586,423	$1,556,352
2022	$1,057,612	$103,466	$(256,024)	$905,055
2021	$1,466,176	$1,138,403	$239,315	$2,843,894
2020	$743,011	$120,704	$693	$864,408

Tabular List, Table
The three most important financial measures that impact realized executive compensation at Axcelis are:
Revenues
Operating Profit
Gross Margin
These three measures are the metrics used in the Axcelis Management Incentive Program, our annual cash incentive program, discussed in the Compensation Discussion and Analysis above. We believe these measures also have a significant influence on our stock price (which is the main differential between the Summary Compensation Table amounts and the “actually paid” amounts in the Pay Versus Performance Table), along with other measures considered by investors, such as net income and earnings per share.

Total Shareholder Return Amount	$ 538.13	329.34	309.38	120.83
Peer Group Total Shareholder Return Amount	225.75	137.05	213.35	151.14
Net Income (Loss)	$ 246,263,000	$ 183,100,000	$ 98,650,000	$ 49,982,000
Company Selected Measure Amount	1,130,604,000	920,000,000	662,428,000	474,560,000
PEO Name		Ms. Puma	Ms. Puma	Ms. Puma
Measure:: 1
Pay vs Performance Disclosure
Name	Revenues
Measure:: 2
Pay vs Performance Disclosure
Name	Operating Profit
Measure:: 3
Pay vs Performance Disclosure
Name	Gross Margin
PEO 1 [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 2,959,252	$ 4,163,294	$ 4,078,644	$ 3,825,614
PEO Actually Paid Compensation Amount	$ 9,858,734	5,700,318	11,982,293	4,708,025
PEO Name	Ms. Puma
PEO 2 [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 4,135,438	1,461,805	1,423,579	1,307,974
PEO Actually Paid Compensation Amount	$ 6,510,602	1,751,594	3,663,680	1,582,284
PEO Name	Dr. Low
PEO | PEO 1 [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,538,184)	(2,368,862)	(2,224,270)	(2,049,909)
PEO | PEO 1 [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,437,665	3,905,886	10,127,919	2,932,320
PEO | PEO 1 [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,104,129	4,423,973	5,432,442	2,537,983
PEO | PEO 1 [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,787,869	369,846	3,879,395	410,556
PEO | PEO 1 [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,545,667	(887,933)	816,083	(16,218)
PEO | PEO 2 [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,076,368)	(663,254)	(622,771)	(593,410)
PEO | PEO 2 [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,451,531	953,044	2,862,872	867,720
PEO | PEO 2 [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,662,744	1,097,108	1,521,024	734,698
PEO | PEO 2 [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	785,807	105,066	1,108,418	115,682
PEO | PEO 2 [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,002,980	(249,130)	233,430	17,340
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(673,331)	(639,377)	(600,314)	(600,125)
Non-PEO NEO | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,556,352	905,055	2,843,894	864,408
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	677,608	1,057,612	1,466,176	743,011
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	292,321	103,466	1,138,403	120,704
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 586,423	$ (256,024)	$ 239,315	$ 693